Receivables and Other Assets from YR TV Station under Arbitration (Details Textual)					12 Months Ended
	Mar. 15, 2016 USD ($)	Mar. 15, 2016 CNY (¥)	Dec. 12, 2013 USD ($)	Dec. 12, 2013 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
China YR TV Station [Member]
Receivables and Other Assets from Yr TV Station under Arbitration (Textual)
Recovery of capital investment including interest					$ 8,571,000	¥ 54,000,000
Impairment loss							$ 3,345,284	$ 680,000
Ant [Member]
Receivables and Other Assets from Yr TV Station under Arbitration (Textual)
Claims amount for damages			$ 14,867,000	¥ 90,000,000
CIETAC [Member]
Receivables and Other Assets from Yr TV Station under Arbitration (Textual)
Terminated agreement for damages as claimed	$ 6,929,900	¥ 45,000,000
Asset transfer agreement	6,929,900	45,000,000
Attorney fee	123,200	800,000
Arbitration fee	17,700	¥ 115,084.30
Arbitral awards	$ 90,000,000